Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	$ 425	$ 412
Buildings and improvements	6,486	5,727
Machinery, tools and equipment	15,119	13,476
Other, including assets under construction	2,054	1,749
Fixed assets	24,084	21,364
Accumulated depreciation	11,787	11,178
Fixed assets, net	12,297	10,186
Property Plant And Equipment [Line Items]
Depreciation	$ 1,240	$ 1,178	$ 1,105
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years